CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	IPO [Member] CNY (¥)	Private placement [Member] CNY (¥)	Ordinary shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] IPO [Member] CNY (¥)	Additional paid-in capital [Member] Private placement [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	Pre-IPO ordinary shares [Member] CNY (¥) shares	NetEase [Member] CNY (¥)	NetEase [Member] Additional paid-in capital [Member] CNY (¥)
Balance at Dec. 31, 2018	¥ (1,141,433)						¥ 138,024			¥ 292	¥ (1,281,191)	¥ 496	¥ 888	¥ 58
Balance (Shares) at Dec. 31, 2018 | shares														92,000,000
Loss for the year	(601,455)										(601,503)		48
Share-based compensation expenses	25,074						25,074
Foreign currency translation adjustment	(15,023)											(15,023)
Appropriation to statutory reserves										1,494	(1,494)
Redesignation of Pre-IPO ordinary shares into Class A and Class B ordinary shares upon initial public offering ("IPO")					¥ 2	¥ 56								¥ (58)
Redesignation of Pre-IPO ordinary shares into Class A and Class B ordinary shares upon initial public offering ("IPO") (shares) | shares					2,867,640	89,132,360								(92,000,000)
Share issuance upon IPO, net of issuance cost			¥ 621,947		¥ 4			¥ 621,943
Share issuance upon IPO, net of issuance cost (shares) | shares					5,600,000
Share issuance upon concurrent private placement				¥ 881,662	¥ 5				¥ 881,657
Share issuance upon concurrent private placement (shares) | shares					7,352,941
Conversion of convertible preferred shares into Class A shares upon IPO			¥ 496,545		¥ 5			¥ 496,540
Conversion of convertible preferred shares into Class A shares upon IPO (Shares) | shares					6,814,815
Deemed contribution related to acquisition of businesses under common control	69,603						69,603
Accretions of convertible redeemable preferred shares	(35,893)										(35,893)
Balance at Dec. 31, 2019	301,027				¥ 16	¥ 56	2,232,841			1,786	(1,920,081)	(14,527)	936
Balance (Shares) at Dec. 31, 2019 | shares					22,635,396	89,132,360
Loss for the year	(1,753,352)										(1,752,789)		(563)
Share issuance pursuant to incentive plan	37,606				¥ 2		37,604
Share issuance pursuant to incentive plan (in shares) | shares					2,961,710
Share-based compensation expenses	41,578						41,578
Deemed distribution to NetEase															¥ (2,060)	¥ (2,060)
Noncontrolling interests arising from business combination	624												624
Foreign currency translation adjustment	(32,531)											(32,531)
Appropriation to statutory reserves										1,164	(1,164)
Balance at Dec. 31, 2020	(1,407,108)				¥ 18	¥ 56	2,309,963			2,950	(3,674,034)	(47,058)	997
Balance (Shares) at Dec. 31, 2020 | shares					25,597,106	89,132,360
Loss for the year	(998,578)										(995,655)		(2,923)
Share issuance pursuant to incentive plan	24,550				¥ 1		24,549
Share issuance pursuant to incentive plan (in shares) | shares					1,538,319
Share-based compensation expenses	84,983						84,983
Deemed distribution to NetEase															¥ (4,171)	¥ (4,171)
Foreign currency translation adjustment	(7,296)	$ (1,145)										(7,296)
Appropriation to statutory reserves										1,506	(1,506)
Share issuance upon follow-on offering, net of issuance cost (Note 13)	1,498,627				¥ 5		1,498,622
Share issuance upon follow-on offering, net of issuance cost (Note 13) (in shares) | shares					7,000,000
Conversion of convertible preferred shares into Class A shares upon IPO (Shares) | shares					844,000	(844,000)
Balance at Dec. 31, 2021	¥ (808,993)	$ (126,947)			¥ 24	¥ 56	¥ 3,913,946			¥ 4,456	¥ (4,671,195)	¥ (54,354)	¥ (1,926)
Balance (Shares) at Dec. 31, 2021 | shares					34,979,425	88,288,360